S000060088 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	118 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.04%	0.06%	1.63%
Bloomberg U.S. Fixed Income Balanced Risk Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.95%	0.44%	1.68%
BlackRock Universal Systematic Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]
iShares Systematic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	0.28%	1.89%
Performance Inception Date				Feb. 24, 2015
iShares Systematic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.83%	(1.12%)	0.53%
iShares Systematic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	(0.39%)	0.85%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 4, 2018 reflect the performance of the Bloomberg U.S. Aggregate Bond Index. Index returns beginning on February 5, 2018 reflect the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index, which, effective as of February 5, 2018, became the Underlying Index of the Fund.
[3]	Effective September 2, 2025, the Fund’s Underlying Index changed to the BlackRock Universal Systematic Bond Index. The inception date of the BlackRock Universal Systematic Bond Index was May 30, 2025.